Norwood Financial Corp (Parent Company Only) Financial Information (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Parent Company Only - Balance Sheets [Table Text Block]

	December 31,
	2016	2015
	(In Thousands)
ASSETS
Cash on deposit in bank subsidiary	$3,005	$2,151
Securities available for sale	397	384
Investment in bank subsidiary	105,138	95,895
Other assets	4,539	4,113
Total assets	$113,079	$102,543
LIABILITIES AND STOCKHOLDERS’ EQUITY
Liabilities	$2,000	$1,545
Stockholders’ equity	111,079	100,998
Total liabilities and stockholders' equity	$113,079	$102,543

Parent Company Only - Statements of Income [Table Text Block]

STATEMENTS OF INCOME

	Years Ended December 31,
	2016	2015	2014
Income:	(In Thousands)
Dividends from bank subsidiary	$28,598	$4,574	$4,377
Other interest income	12	11	10
	28,610	4,585	4,387
Expenses	1,347	313	346
	27,263	4,272	4,041
Income tax benefit	(225)	(103)	(114)
	27,488	4,375	4,155
Equity in undistributed earnings of subsidiary	(20,777)	1,533	3,502
Net Income	$6,711	$5,908	$7,657
Comprehensive Income	$2,104	$5,934	$10,721

Parent Company Only - Statements of Cash Flows [Table Text Block]

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2016	2015	2014
	(In Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$6,711	$5,908	$7,657
Adjustments to reconcile net income to
net cash provided by operating activities:
Undistributed earnings of bank subsidiary	20,777	(1,533)	(3,502)
Other, net	(305)	(19)	177
Net Cash Provided by Operating Activities	27,183	4,356	4,332

CASH FLOWS FROM INVESTING ACTIVITIES
Outlays for busines acquisitions	(2,324)	-	-
Net Cash Used in Investing Activities	(2,324)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of borrowings	(19,856)	-	-
Stock options exercised	843	441	691
Tax benefit of stock options exercised	38	16	17
ESOP purchase of shares from treasury stock	131	146	150
Purchase of treasury stock	(447)	(127)	(179)
Cash dividends paid	(4,714)	(4,527)	(4,370)
Net Cash Used in Financing Activities	(24,005)	(4,051)	(3,691)
Net Increase in Cash and Cash Equivalents	854	305	641

CASH AND CASH EQUIVALENTS - BEGINNING	2,151	1,846	1,205
CASH AND CASH EQUIVALENTS - ENDING	$3,005	$2,151	$1,846